Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 13 – RELATED PARTY TRANSACTIONS

As of June 30, 2018 and December 31, 2017, the Company loaned nil and ￦290,812 thousand, respectively to the Company’s officers and employees. The loans receivable bear an interest of 6.9% and 4.6% per annum for 2018 and 2017, respectively, and are redeemable on demand.

The Company borrowed ￦53,000 thousand from Min Sik Park, Senior Vice President, at December 31, 2015 with the maturity of December 30, 2018. The borrowings bear an interest at 9.50 % per annum. At June 30, 2018 and December 31, 2017, the balance for the borrowings was ￦9,606 thousand and ￦18,895 thousand, respectively.

The Company borrowed ￦141,216 thousand from Ung Gyu Kim, President, at February 26, 2018 with the maturity of February 25, 2019. The borrowings bear an interest at 4.60 % per annum. At June 30, 2018 and December 31, 2017, the balance for the borrowings was ￦48,044 thousand and nil, respectively

NOTE 13 – RELATED PARTY TRANSACTIONS

As of December 31, 2017 and 2016, the Company loaned ￦290,812 thousand and ￦164,000 thousand, respectively to the Company’s officers and employees. The loans receivable bear an interest of 4.6% and are redeemable on demand.

The Company borrowed ￦53,000 thousand from Min Sik Park, Senior Vice President, at December 31, 2015 with the maturity of December 30, 2018. The borrowings bear an interest at 9.50 % per annum. At December 31, 2017 and 2016, the balance for the borrowings was ￦18,895 thousand and ￦36,550 thousand, respectively.

The Company borrowed ￦120,000 thousand from Seung Ho Yang, Senior Vice President, at December 30, 2015 with the maturity of December 29, 2018. The borrowings bear an interest at 9.50 % per annum. At December 31, 2017 and 2016, the balance for the borrowings was ￦nil and ￦82,755 thousand, respectively.

The Company borrowed ￦9,000 thousand from Yong Seuk Suh, Senior Manager, at May 23, 2016 with the maturity of January 20, 2017. The borrowings bear an interest at 4.60 % per annum. At December 31, 2017 and 2016, the balance for the borrowings was ￦nil and ￦9,000 thousand, respectively.

The Company borrowed ￦30,000 thousand from Dal Gyu Kim, Senior Vice President, at November 30, 2016 with the maturity of January 26, 2017. The borrowings bear an interest at 4.60 % per annum. At December 31, 2017 and 2016, the balance for the borrowings was ￦nil and ￦30,000 thousand, respectively.

The Company borrowed ￦123,000 thousand from Ung Gyu Kim, President, at May 23, 2016 with the maturity of April 7, 2017. The borrowings bear an interest at 4.60 % per annum. At December 31, 2017 and 2016, the balance for the borrowings was ￦nil and ￦63,200 thousand, respectively.